SERIES B DEBENTURES (Details Textual) - Series B Debentures [Member] $ in Thousands, ₪ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 ILS (₪)
Debt Instrument, Interest Rate, Stated Percentage	3.37%		3.37%
Debt Related Commitment Fees and Debt Issuance Costs	$ 956
Debt Instrument, Maturity Date	Jan. 01, 2026
Interest Expense, Debt		$ 782
Amortization of Debt Issuance Costs and Discounts		$ 52
Debt Instrument, Covenant Description	In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders' equity (excluding minority interest)- above $120 million as of December 31, 2017, total shareholders equity was $200 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company's Series B Debentures) below 65% - as of December 31, 2017 the ratio of net financial indebtedness to net capitalization was (3.28)%. As of December 31, 2017, Sapiens is in compliance with all of its financial covenants.
Debt Instrument, Payment Terms	linked to US dollars, payable in eight equal annual payments of $9,898, on January 1 of each of the years 2019 through 2026.
Debt Instrument, Face Amount	$ 79,200		₪ 280